Debt (Details) € in Thousands, £ in Thousands, ¥ in Millions, ¥ in Millions, $ in Millions																																7 Months Ended	12 Months Ended
	May 13, 2024 USD ($)	Apr. 26, 2024 USD ($)	Apr. 23, 2024 USD ($)	Apr. 08, 2024 USD ($)	Mar. 19, 2024 USD ($)	Feb. 21, 2024 USD ($)	Feb. 18, 2024 USD ($)	Jan. 29, 2024 USD ($)	Jan. 23, 2024 USD ($)	Dec. 11, 2023 USD ($)	Nov. 21, 2023 USD ($)	Nov. 09, 2023 USD ($)	Oct. 27, 2023 USD ($)	Oct. 24, 2023 USD ($)	Oct. 07, 2023 USD ($)	Sep. 07, 2023 USD ($)	Aug. 29, 2023 USD ($)	Aug. 25, 2023 USD ($)	Aug. 04, 2023 USD ($)	Jul. 20, 2023 USD ($)	Jun. 28, 2023 USD ($)	Jun. 09, 2023 USD ($)	May 11, 2023 USD ($)	Apr. 25, 2023 USD ($)	Mar. 30, 2023 USD ($)	Mar. 28, 2023 USD ($)	Feb. 22, 2023 USD ($)	Nov. 21, 2022 USD ($)	Sep. 27, 2022 USD ($)	Aug. 10, 2022 USD ($)	Mar. 22, 2022 USD ($)	Dec. 31, 2022	Jun. 30, 2024 USD ($)		Jun. 30, 2023 USD ($)		Jun. 30, 2022 USD ($)	May 21, 2024 USD ($)	May 21, 2024 CNY (¥)	May 13, 2024 CNY (¥)	Apr. 26, 2024 CNY (¥)	Apr. 23, 2024 CNY (¥)	Apr. 08, 2024 CNY (¥)	Mar. 19, 2024 CNY (¥)	Feb. 21, 2024 CNY (¥)	Feb. 18, 2024 CNY (¥)	Jan. 29, 2024 CNY (¥)	Jan. 23, 2024 GBP (£)	Jan. 23, 2024 HKD ($)	Dec. 11, 2023 CNY (¥)	Nov. 21, 2023 JPY (¥)	Nov. 21, 2023 HKD ($)	Nov. 09, 2023 CNY (¥)	Oct. 27, 2023 CNY (¥)	Oct. 24, 2023 CNY (¥)	Oct. 07, 2023 CNY (¥)	Aug. 29, 2023 JPY (¥)	Aug. 29, 2023 HKD ($)	Aug. 25, 2023 CNY (¥)	Aug. 04, 2023 CNY (¥)	Jul. 20, 2023 CNY (¥)	Jun. 28, 2023 GBP (£)	Jun. 24, 2023 USD ($)	Jun. 24, 2023 JPY (¥)	Apr. 25, 2023 CNY (¥)	Mar. 30, 2023 CNY (¥)	Mar. 28, 2023 JPY (¥)	Mar. 28, 2023 HKD ($)	Nov. 21, 2022 GBP (£)	Nov. 21, 2022 EUR (€)	Sep. 27, 2022 GBP (£)	Sep. 27, 2022 JPY (¥)	Mar. 22, 2022 CNY (¥)	Jun. 30, 2021 USD ($)
Debt [Line Items]
Short term loan						$ 2,900,000								$ 2																			$ 10,211,264		$ 14,022,523
Effective interest rate																																3.60%
Pledged deposits																																	128,425
Related parties incurred loan origination fee to be paid																																	36,291		292,998
Deferred financing cost																																	160,681		215,370
Interest expense																																	640,222		530,568		$ 293,102
Restricted cash																																	3,031,232		5,303,533		1,817,607	$ 160,000																																				$ 3,611,507
Short term maturity date, description																																borrowed loans from an unrelated company as working capital, with loan maturity date ranging from August 2023 to May 2024
Short-Term Debt [Member]
Debt [Line Items]
Short term loan
Related Party [Member]
Debt [Line Items]
Interest expense on third-party																																	2,549		8,592		$ 33,391
Shanghai Pudong Development Bank [Member]
Debt [Line Items]
Short term loan		$ 2,000,000	$ 2,200,000										$ 2,000,000											$ 2,000,000	$ 2,300,000								4,209,450	[1]	4,152,000	[1]					¥ 14.0	¥ 16.0												¥ 14.0	¥ 16.0										¥ 13.9	¥ 16.1
Loan maturity date		October 23, 2024	October 18, 2024										April 24, 2024	April 19, 2024										October 20, 2023	September 26, 2023
Effective interest rate		2.05%	2.06%										2.61%	2.74%										2.85%	4.64%																2.05%	2.06%												2.61%	2.74%										2.85%	4.64%
Agricultural Bank of China [Member]
Debt [Line Items]
Short term loan																		$ 2,900,000									$ 2,750,000						2,876,458	[2]	2,750,000	[2]									¥ 20.5														¥ 20.5
Loan maturity date						August 18, 2024												February 18, 2024									August 18, 2023
Effective interest rate						3.80%												3.80%									5.69%																		3.80%														3.80%
Industrial and Commercial Bank of China [Member]
Debt [Line Items]
Short term loan	$ 1,300,000							$ 1,300,000		$ 1,100,000		$ 1,300,000				$ 1,100,000						$ 1,100,000	$ 1,300,000							$ 1,300,000	$ 1,100,000			[3]	2,400,000	[3]				¥ 9.0							¥ 9.0			¥ 8.0			¥ 9.0																				¥ 8.0
Loan maturity date	August 8, 2024							April 26, 2024		March 8, 2024		February 7, 2024				December 5, 2023						September 5, 2023	August 8, 2023							November 7, 2023	June 7, 2024
Effective interest rate	4.50%							4.50%		4.50%		4.50%				5.99%						5.52%	5.56%							5.90%	4.50%									4.50%							4.50%			4.50%			4.50%																				4.50%
Bank Of China [Member]
Debt [Line Items]
Short term loan									$ 1,000,000		$ 1,000,000						$ 1,000,000				$ 1,000,000					$ 1,500,000		$ 1,100,000	$ 1,200,000				$ 3,012,146	[4]	$ 4,732,116	[4]													$ 7.8			$ 7.8						$ 7.9				£ 800						$ 11.8		€ 970	£ 920
Loan maturity date									January 22, 2025		November 20, 2024						August 28, 2024				June 27, 2024					March 27, 2024		November 21, 2023	September 27, 2023
Effective interest rate									4.70%		5.24%						3.73%				6.02%					3.02%		2.58%	4.51%																			4.70%	4.70%		5.24%	5.24%					3.73%	3.73%				6.02%					3.02%	3.02%	2.58%	2.58%	4.51%	4.51%
Pledged deposits									$ 1,000,000		$ 900,000						$ 900,000									$ 900,000		$ 1,070,000.00	$ 900,000																			£ 800			¥ 148.4						¥ 146.6						$ 1,240,000	¥ 196.8			¥ 144.0		£ 840			¥ 144.7
Construction Bank of China [Member]
Debt [Line Items]
Short term loan					$ 200,000															$ 300,000																								¥ 1.3																	¥ 2.2
Loan maturity date					March 19, 2024															March 13, 2024
Effective interest rate					3.80%															3.85%																								3.80%																	3.85%
Webank of china [Member]
Debt [Line Items]
Short term loan				$ 100,000			$ 300,000								$ 300,000				$ 100,000																								¥ 1.0			¥ 2.0										¥ 2.0				¥ 1.0
Loan maturity date				April 17, 2026			February 17, 2026								October 17, 2025				October 3, 2023
Effective interest rate				7.20%			6.84%								10.26%				8.82%																								7.20%			6.84%										10.26%				8.82%
Huaxia Bank [Member]
Debt [Line Items]
Line of credit from Huaxia Bank																																						$ 1,543,465	¥ 11.0

[1]	On March 30, 2023, the Company borrowed RMB16.1 million (approximately USD$2.3million) short-term loan from Shanghai Pudong Development Bank (“SPD”) as working capital for six months, with loan maturity date on September 26, 2023 and effective interest rate of 4.64% per annum. The loan borrowed was guaranteed by the Company’s certain shareholders. The loan was fully repaid upon maturity.
[2]	On February 22, 2023, the Company borrowed $2.75 million on short-term loan from ABC as working capital for six months, with loan maturity date on August 18, 2023 and effective interest rate of 5.69% per annum. The loan was fully repaid upon maturity.
[3]	On May 11, 2023, the Company borrowed $1.3 million short-term loan from ICBC as working capital for three months, with loan maturity date on August 8, 2023 and effective interest rate of 5.56% per annum. The loan borrowed from ICBC Bank was guaranteed by the Company’s certain shareholders. The loan was fully repaid upon maturity.
[4]	On September 27, 2022, the Company borrowed GBP£0.92 million (approximately $1.2 million) short-term loan from Bank of China as working capital for twelve months, with loan maturity date on September 27, 2023 and effective interest rate of 4.51% per annum. The loan was pledged by a term deposit of JPY ¥144.7 million (approximately $0.9 million). The loan was fully repaid upon maturity.